Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income attributable to Magic shareholders	$ 20,266	$ 19,883	$ 15,442
Accretion of redeemable non-controlling interests	(7,471)	(1,726)
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	$ 12,795	$ 18,157	$ 15,442
Weighted average Ordinary shares outstanding:
Denominator for basic net earnings per share	48,896,163	46,665,042	44,435,671
Effect of dilutive securities	97,920	131,648	161,548
Denominator for diluted net earnings per share	48,994,083	46,796,690	44,597,219
Basic and Diluted earnings per share	$ 0.26	$ 0.39	$ 0.35